UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


[LOGO OF USAA]
    USAA(R)









PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2009




















                                                                      (Form N-Q)

48046 -1009                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA GROWTH AND TAX STRATEGY FUND
August 31, 2009 (unaudited)



 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                     COUPON                                  VALUE
 (000)         SECURITY                                       RATE         MATURITY                 (000)
 --------------------------------------------------------------------------------------------------------

               TAX-EXEMPT SECURITIES (53.4%)

               TAX-EXEMPT BONDS (53.0%)
               ARIZONA (1.4%)
$        2,250 Univ. Medical Center Corp.                   5.00%         7/01/2035         $       1,970
                                                                                          ---------------
               ARKANSAS (1.8%)
         2,500 Conway Health Facilities Board               6.40          8/01/2029                 2,491
                                                                                          ---------------
               CALIFORNIA (0.6%)
         4,435 West Contra Costa USD (INS)                  5.05 (a)      8/01/2034                   840
                                                                                          ---------------
               COLORADO (0.3%)
           500 Univ. of Colorado Hospital Auth.             5.00         11/15/2037                   456
                                                                                          ---------------
               CONNECTICUT (2.1%)
         6,000 Mashantucket (Western) Pequot Tribe (b)      5.75          9/01/2027                 2,897
                                                                                          ---------------
               FLORIDA (2.2%)
         3,000 Orlando (INS)                                5.13         11/01/2027                 3,104
                                                                                          ---------------
               HAWAII (0.8%)
         1,000 State (INS)                                  5.25          9/01/2019                 1,104
                                                                                          ---------------
               INDIANA (3.9%)
         1,250 Finance Auth.                                5.38         11/01/2032                 1,258
           550 Health and Educational Facility Financing
                    Auth.                                   5.25          2/15/2036                   458
         1,000 Health and Educational Facility Financing
                    Auth.                                   5.00          2/15/2039                   855
         3,000 Rockport (INS)                               4.63          6/01/2025                 2,874
                                                                                          ---------------
                                                                                                    5,445
                                                                                          ---------------
               KENTUCKY (0.8%)
         1,000 Economic Dev. Finance Auth. (INS)            6.00         12/01/2033                 1,058
                                                                                          ---------------
               LOUISIANA (1.3%)
         1,075 Local Government Environmental Facilities
                    and Community Dev. Auth. (INS)          6.55          9/01/2025                   872
         1,000 Parish of St. John the Baptist               5.13          6/01/2037                   915
                                                                                          ---------------
                                                                                                    1,787
                                                                                          ---------------
               MAINE (0.4%)
           595 Health and Higher Educational Facilities
                    Auth. (INS)                             5.75          7/01/2030                   609
                                                                                          ---------------


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1   |  USAA Growth and Tax Strategy Fund

================================================================================


 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                     COUPON                                  VALUE
 (000)         SECURITY                                       RATE         MATURITY                 (000)
 --------------------------------------------------------------------------------------------------------
               MICHIGAN (7.4%)
$        3,500 Detroit Sewage Disposal (INS)(PRE)(c)        5.75%         7/01/2026         $       3,597
         3,000 Hospital Finance Auth. (INS)                 5.00         11/15/2026                 2,853
         4,000 Hospital Finance Auth.                       6.25         10/01/2027                 3,890
                                                                                          ---------------
                                                                                                   10,340
                                                                                          ---------------
               MISSOURI (0.9%)
         1,500 Health and Educational Facility Financing
                    Auth.                                   5.38          2/01/2035                 1,218
                                                                                          ---------------
               NEW JERSEY (2.2%)
         2,000 EDA                                          5.00          9/01/2033                 2,028
         1,000 Middlesex County Improvement Auth.           5.00          8/15/2023                 1,027
                                                                                          ---------------
                                                                                                    3,055
                                                                                          ---------------
               NEW MEXICO (0.5%)
         1,000 Farmington                                   4.88          4/01/2033                   763
                                                                                          ---------------
               NEW YORK (8.9%)
         1,000 Dormitory Auth. (INS)                        4.70          2/15/2035                   900
         1,000 Dormitory Auth. (d)                          5.50          5/01/2037                   990
         1,000 Environmental Facilities Corp.               5.00          6/15/2025                 1,053
         3,000 MTA                                          5.00         11/15/2030                 3,035
           295 New York City                                6.00          5/15/2020                   302
         1,000 New York City                                5.25          8/15/2023                 1,085
         1,500 New York City Housing Dev. Corp. (INS)       5.00          7/01/2025                 1,548
         1,500 New York City Municipal Water Finance
                    Auth.                                   5.00          6/15/2037                 1,528
         8,455 Oneida County IDA (INS)                      4.65 (a)      7/01/2035                 2,022
                                                                                          ---------------
                                                                                                   12,463
                                                                                          ---------------
               NORTH CAROLINA (0.8%)
         1,000 Charlotte-Mecklenberg Hospital Auth.
                    (PRE)                                   4.88          1/15/2032                 1,145
                                                                                          ---------------
               RHODE ISLAND (0.1%)
           205 Housing and Mortgage Finance Corp.           6.85         10/01/2024                   205
                                                                                          ---------------
               TENNESSEE (0.2%)
         2,000 Knox County Health, Educational and
                    Housing Facilities Board                5.01 (a)      1/01/2035                   352
                                                                                          ---------------
               TEXAS (13.8%)
         3,000 El Paso (INS)                                4.75          8/15/2033                 2,992
         2,000 Hidalgo County Health Services Corp.         5.00          8/15/2026                 1,596
         3,000 Houston Utility Systems (INS)(c)             5.13          5/15/2028                 3,072
         5,675 Lewisville (INS)                             5.80          9/01/2025                 5,276
         1,500 Manor ISD (NBGA)                             5.00          8/01/2037                 1,534
         2,000 Pflugerville (INS)                           5.00          8/01/2028                 2,028
         1,500 Public Finance Auth. (INS)                   5.00          2/15/2036                   996
         1,000 San Leanna Education Facilities Corp.        4.75          6/01/2032                   849
         1,000 Transportation Commission                    4.50          4/01/2033                   984
                                                                                          ---------------
                                                                                                   19,327
                                                                                          ---------------
               WASHINGTON (1.6%)
         1,500 Economic Dev. Finance Auth. (INS)            5.00          6/01/2038                 1,509
         1,000 Vancouver Downtown Redevelopment Auth.
                    (INS)                                   5.00          1/01/2023                   748
                                                                                          ---------------
                                                                                                    2,257
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                     COUPON                                  VALUE
 (000)         SECURITY                                       RATE         MATURITY                 (000)
 --------------------------------------------------------------------------------------------------------
               WEST VIRGINIA (1.0%)
$        1,500 Pleasants County                             5.25%        10/15/2037         $       1,357
                                                                                          ---------------
               Total Tax-Exempt Bonds (cost: $80,554)                                              74,243
                                                                                          ---------------

               TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.4%)
               VARIABLE-RATE DEMAND NOTES (0.3%)
               MASSACHUSETTS (0.3%)
           500 Dev. Finance Agency (LOC - RBS Citizens,
                    N.A.)                                  0.70          7/01/2043                    500
                                                                                          ---------------
                                                                                                      500
                                                                                          ---------------


 NUMBER OF
 SHARES
 --------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
       117,726 SSgA Tax Free Money Market Fund, 0.00% (e)                                             118
                                                                                          ---------------
               Total Tax-Exempt Money Market Instruments (cost: $618)                                 618
                                                                                          ---------------
               Total Tax-exempt Securities
               (cost: $81,172)                                                                     74,861
                                                                                          ---------------

 NUMBER
 OF SHARES
 ----------------------------------------------------------------------------------------------------------

               BLUE CHIP STOCKS (46.5%)

               CONSUMER DISCRETIONARY (4.2%)
               -----------------------------
               ADVERTISING (0.1%)
         2,760 Interpublic Group of Companies, Inc. *                                                  17
         2,260 Omnicom Group, Inc.                                                                     82
                                                                                          ---------------
                                                                                                       99
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
         2,380 Coach, Inc.                                                                             67
           480 Polo Ralph Lauren Corp.                                                                 32
           800 VF Corp.                                                                                56
                                                                                          ---------------
                                                                                                      155
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
           750 Abercrombie & Fitch Co. "A"                                                             24
         3,360 Gap, Inc.                                                                               66
         1,450 Limited Brands, Inc.                                                                    22
         3,010 TJX Companies, Inc.                                                                    108
                                                                                          ---------------
                                                                                                      220
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
         4,340 Johnson Controls, Inc.                                                                 108
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
        23,341 Ford Motor Co. *                                                                       177
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
           920 AutoNation, Inc. *                                                                      18
           300 AutoZone, Inc. *                                                                        44
                                                                                          ---------------
                                                                                                       62
                                                                                          ---------------




================================================================================
3   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               BROADCASTING (0.0%)
         5,840 CBS Corp. "B"                                                                $          60
                                                                                          ---------------
               CABLE & SATELLITE (0.4%)
        22,022 Comcast Corp. "A"                                                                      337
         3,410 DIRECTV Group, Inc. *                                                                   85
           760 Scripps Networks Interactive "A"                                                        25
         1,929 Time Warner Cable, Inc.                                                                 71
                                                                                          ---------------
                                                                                                      518
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
         2,520 International Game Technology                                                           53
           570 Wynn Resorts Ltd. *                                                                     31
                                                                                          ---------------
                                                                                                       84
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
         2,800 Best Buy Co., Inc.                                                                     102
           940 GameStop Corp. "A" *                                                                    22
         1,070 RadioShack Corp.                                                                        16
                                                                                          ---------------
                                                                                                      140
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
           510 Harman International Industries, Inc.                                                   15
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
         1,710 J.C. Penney Co., Inc.                                                                   51
         2,210 Kohl's Corp. *                                                                         114
         3,590 Macy's, Inc.                                                                            56
         1,370 Nordstrom, Inc.                                                                         38
           470 Sears Holdings Corp. *                                                                  30
                                                                                          ---------------
                                                                                                      289
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
         1,160 Genuine Parts Co.                                                                       43
                                                                                          ---------------
               EDUCATION SERVICES (0.0%)
           980 Apollo Group, Inc. "A" *                                                                64
                                                                                          ---------------
               FOOTWEAR (0.1%)
         2,810 NIKE, Inc. "B"                                                                         156
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.2%)
           790 Big Lots, Inc. *                                                                        20
         1,230 Family Dollar Stores, Inc.                                                              37
         5,470 Target Corp.                                                                           257
                                                                                          ---------------
                                                                                                      314
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.4%)
        12,330 Home Depot, Inc.                                                                       336
         8,140 Lowe's Companies, Inc.                                                                 175
           710 Sherwin-Williams Co.                                                                    43
                                                                                          ---------------
                                                                                                      554
                                                                                          ---------------
               HOMEBUILDING (0.0%)
         2,350 D.R. Horton, Inc.                                                                       31
         1,840 Pulte Homes, Inc.                                                                       24
                                                                                          ---------------
                                                                                                       55
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
         2,070 Bed Bath & Beyond, Inc. *                                                               76
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
         2,990 Carnival Corp.                                                                          87
         2,538 Marriott International, Inc. "A"                                                        61
         1,570 Starwood Hotels and Resorts Worldwide, Inc.                                             47



================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
         1,500 Wyndham Worldwide Corp.                                                      $          23
                                                                                          ---------------
                                                                                                      218
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
           520 Black & Decker Corp.                                                                    23
           610 Stanley Works                                                                           25
           630 Whirlpool Corp.                                                                         40
                                                                                          ---------------
                                                                                                       88
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
         1,300 Fortune Brands, Inc.                                                                    52
         2,370 Newell Rubbermaid, Inc.                                                                 33
                                                                                          ---------------
                                                                                                       85
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
         2,370 Amazon.com, Inc. *                                                                     192
         1,800 Expedia, Inc. *                                                                         42
                                                                                          ---------------
                                                                                                      234
                                                                                          ---------------
               LEISURE PRODUCTS (0.0%)
         1,450 Hasbro, Inc.                                                                            41
         1,560 Mattel, Inc.                                                                            28
                                                                                          ---------------
                                                                                                       69
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
         2,000 Harley-Davidson, Inc.                                                                   48
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.7%)
        16,790 News Corp. "A"                                                                         180
         9,433 Time Warner, Inc.                                                                      263
         5,150 Viacom, Inc. "B" *                                                                     129
        13,565 Walt Disney Co.                                                                        353
                                                                                          ---------------
                                                                                                      925
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
         2,320 Eastman Kodak Co.                                                                       12
                                                                                          ---------------
               PUBLISHING (0.1%)
         1,980 Gannett Co., Inc.                                                                       17
         2,290 McGraw-Hill Companies, Inc.                                                             77
           300 Meredith Corp.                                                                           8
         1,000 New York Times Co. "A"                                                                   8
            50 Washington Post Co. "B"                                                                 22
                                                                                          ---------------
                                                                                                      132
                                                                                          ---------------
               RESTAURANTS (0.5%)
         1,240 Darden Restaurants, Inc.                                                                41
         7,930 McDonald's Corp.                                                                       446
         6,180 Starbucks Corp. *                                                                      117
         3,350 Yum! Brands, Inc.                                                                      115
                                                                                          ---------------
                                                                                                      719
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
         2,830 H&R Block, Inc.                                                                         49
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
         2,330 Office Depot, Inc. *                                                                    12
         4,310 Staples, Inc.                                                                           93
           720 Tiffany & Co.                                                                           26
                                                                                          ---------------
                                                                                                      131
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
         2,040 Goodyear Tire & Rubber Co. *                                                            34
                                                                                          ---------------
               Total Consumer Discretionary                                                         5,933
                                                                                          ---------------


================================================================================
5   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (5.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
         4,750 Archer-Daniels-Midland Co.                                                   $         137
                                                                                          ---------------
               BREWERS (0.0%)
           920 Molson Coors Brewing Co. "B"                                                            44
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
           320 Brown-Forman Corp. "B"                                                                  15
         1,440 Constellation Brands, Inc. "A" *                                                        21
                                                                                          ---------------
                                                                                                       36
                                                                                          ---------------
               DRUG RETAIL (0.5%)
        10,912 CVS Caremark Corp.                                                                     409
         7,230 Walgreen Co.                                                                           245
                                                                                          ---------------
                                                                                                      654
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
         4,290 Sysco Corp.                                                                            109
                                                                                          ---------------
               FOOD RETAIL (0.1%)
         4,700 Kroger Co.                                                                             101
            80 Safeway, Inc.                                                                            2
           400 SUPERVALU, Inc.                                                                          6
         1,200 Whole Foods Market, Inc. *                                                              35
                                                                                          ---------------
                                                                                                      144
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.1%)
         1,020 Clorox Co.                                                                              60
         3,610 Colgate-Palmolive Co.                                                                  263
         2,560 Kimberly-Clark Corp.                                                                   155
        21,203 Procter & Gamble Co.                                                                 1,147
                                                                                          ---------------
                                                                                                    1,625
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.7%)
         2,360 Costco Wholesale Corp.                                                                 120
        16,550 Wal-Mart Stores, Inc.                                                                  842
                                                                                          ---------------
                                                                                                      962
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.7%)
         1,310 Campbell Soup Co.                                                                       41
         3,840 ConAgra Foods, Inc.                                                                     79
         2,840 General Mills, Inc.                                                                    170
         2,705 H.J. Heinz Co.                                                                         104
           910 Hershey Co.                                                                             36
           828 J.M. Smucker Co.                                                                        43
         1,830 Kellogg Co.                                                                             86
        10,720 Kraft Foods, Inc. "A"                                                                  304
         1,120 McCormick & Co., Inc.                                                                   36
         5,070 Sara Lee Corp.                                                                          49
                                                                                          ---------------
                                                                                                      948
                                                                                          ---------------
               PERSONAL PRODUCTS (0.1%)
         3,050 Avon Products, Inc.                                                                     97
           280 Estee Lauder Companies, Inc. "A"                                                        10
                                                                                          ---------------
                                                                                                      107
                                                                                          ---------------
               SOFT DRINKS (1.1%)
        14,920 Coca-Cola Co.                                                                          728
         2,700 Coca-Cola Enterprises, Inc.                                                             54
         1,960 Dr. Pepper Snapple Group, Inc. *                                                        52
         1,150 Pepsi Bottling Group, Inc.                                                              41
        11,780 PepsiCo, Inc.                                                                          668
                                                                                          ---------------
                                                                                                    1,543
                                                                                          ---------------


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                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               TOBACCO (0.8%)
        15,090 Altria Group, Inc.                                                           $         276
         1,225 Lorillard, Inc.                                                                         89
        14,310 Philip Morris International, Inc.                                                      654
         1,050 Reynolds American, Inc.                                                                 48
                                                                                          ---------------
                                                                                                    1,067
                                                                                          ---------------
               Total Consumer Staples                                                               7,376
                                                                                          ---------------

               ENERGY (5.5%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
         1,030 CONSOL Energy, Inc.                                                                     39
           720 Massey Energy Co.                                                                       19
         1,940 Peabody Energy Corp.                                                                    63
                                                                                          ---------------
                                                                                                      121
                                                                                          ---------------
               INTEGRATED OIL & GAS (3.5%)
        14,590 Chevron Corp.                                                                        1,020
        11,740 ConocoPhillips                                                                         529
        36,730 Exxon Mobil Corp.                                                                    2,540
         2,240 Hess Corp.                                                                             113
         5,400 Marathon Oil Corp.                                                                     167
         1,400 Murphy Oil Corp.                                                                        80
         6,250 Occidental Petroleum Corp.                                                             457
                                                                                          ---------------
                                                                                                    4,906
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
           510 Diamond Offshore Drilling, Inc.                                                         46
           630 ENSCO International, Inc.                                                               23
         2,180 Nabors Industries Ltd. *                                                                38
           960 Rowan Companies, Inc.                                                                   20
                                                                                          ---------------
                                                                                                      127
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
         2,257 Baker Hughes, Inc.                                                                      78
         2,500 BJ Services Co.                                                                         40
         1,400 Cameron International Corp. *                                                           50
           920 FMC Technologies, Inc. *                                                                44
         5,260 Halliburton Co.                                                                        124
         3,080 National-Oilwell Varco, Inc. *                                                         112
         8,700 Schlumberger Ltd.                                                                      489
         1,890 Smith International, Inc.                                                               52
                                                                                          ---------------
                                                                                                      989
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
         3,330 Anadarko Petroleum Corp.                                                               176
         2,100 Apache Corp.                                                                           178
           700 Cabot Oil & Gas Corp.                                                                   25
         4,850 Chesapeake Energy Corp.                                                                111
         1,440 Denbury Resources, Inc. *                                                               22
         3,310 Devon Energy Corp.                                                                     203
         2,090 EOG Resources, Inc.                                                                    150
         1,270 Noble Energy, Inc.                                                                      77
         1,020 Pioneer Natural Resources Co.                                                           29
         1,340 Range Resources Corp.                                                                   65
         1,810 Southwestern Energy Co. *                                                               67
         3,962 XTO Energy, Inc.                                                                       153
                                                                                          ---------------
                                                                                                    1,256
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
         1,000 Sunoco, Inc.                                                                            27
         4,040 Valero Energy Corp.                                                                     76
                                                                                          ---------------
                                                                                                      103
                                                                                          ---------------


================================================================================
7   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
         1,505 El Paso Corp.                                                                $          14
         5,540 Spectra Energy Corp.                                                                   104
         4,220 Williams Companies, Inc.                                                                70
                                                                                          ---------------
                                                                                                      188
                                                                                          ---------------
               Total Energy                                                                         7,690
                                                                                          ---------------

               FINANCIALS (7.2%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
         2,195 Ameriprise Financial, Inc.                                                              66
         7,685 Bank of New York Mellon Corp.                                                          228
           770 Federated Investors, Inc. "B"                                                           20
         1,110 Franklin Resources, Inc.                                                               104
         3,300 Invesco Ltd. ADR                                                                        68
         1,180 Janus Capital Group, Inc.                                                               15
         1,220 Legg Mason, Inc.                                                                        35
         1,420 Northern Trust Corp. (f)                                                                83
         3,450 State Street Corp.                                                                     181
         2,210 T. Rowe Price Group, Inc.                                                              100
                                                                                          ---------------
                                                                                                      900
                                                                                          ---------------
               CONSUMER FINANCE (0.4%)
        10,020 American Express Co.                                                                   339
         3,660 Capital One Financial Corp.                                                            137
         3,520 Discover Financial Services                                                             48
         4,030 SLM Corp. *                                                                             36
                                                                                          ---------------
                                                                                                      560
                                                                                          ---------------
               DIVERSIFIED BANKS (0.9%)
         1,300 Comerica, Inc.                                                                          35
        14,860 U.S. Bancorp                                                                           336
        33,160 Wells Fargo & Co.                                                                      912
                                                                                          ---------------
                                                                                                    1,283
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
         1,990 Aon Corp.                                                                               83
         4,480 Marsh & McLennan Companies, Inc.                                                       106
                                                                                          ---------------
                                                                                                      189
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.7%)
         7,570 Charles Schwab Corp.                                                                   137
         4,820 E*TRADE Financial Corp. *                                                                8
         3,790 Goldman Sachs Group, Inc.                                                              627
         7,460 Morgan Stanley                                                                         216
                                                                                          ---------------
                                                                                                      988
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.5%)
         3,460 AFLAC, Inc.                                                                            141
         2,199 Lincoln National Corp.                                                                  56
         5,950 MetLife, Inc.                                                                          225
         2,260 Principal Financial Group, Inc.                                                         64
         3,365 Prudential Financial, Inc.                                                             170
           705 Torchmark Corp.                                                                         30
         2,950 Unum Group                                                                              66
                                                                                          ---------------
                                                                                                      752
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
         1,160 American International Group, Inc. *                                                    53
           700 Assurant, Inc.                                                                          21
         3,680 Genworth Financial, Inc. "A"                                                            39
         2,800 Hartford Financial Services Group, Inc.                                                 66
         2,636 Loews Corp.                                                                             90
                                                                                          ---------------
                                                                                                      269
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               MULTI-SECTOR HOLDINGS (0.0%)
         1,560 Leucadia National Corp. *                                                    $          39
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
        56,103 Bank of America Corp.                                                                  987
        88,450 Citigroup, Inc.                                                                        442
        28,479 JPMorgan Chase & Co.                                                                 1,238
                                                                                          ---------------
                                                                                                    2,667
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
         4,630 Allstate Corp.                                                                         136
         2,920 Chubb Corp.                                                                            144
         1,410 Cincinnati Financial Corp.                                                              36
         4,970 Progressive Corp. *                                                                     82
         5,030 Travelers Companies, Inc.                                                              254
         2,830 XL Capital Ltd. "A"                                                                     49
                                                                                          ---------------
                                                                                                      701
                                                                                          ---------------
               REAL ESTATE SERVICES (0.0%)
         1,830 CB Richard Ellis Group, Inc. "A" *                                                      22
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
         4,950 BB&T Corp.                                                                             138
         5,810 Fifth Third Bancorp                                                                     64
         1,716 First Horizon National Corp. *                                                          23
         3,160 Huntington Bancshares, Inc.                                                             14
         6,750 KeyCorp                                                                                 45
           700 M&T Bank Corp.                                                                          43
         3,030 Marshall & Ilsley Corp.                                                                 22
         2,485 PNC Financial Services Group, Inc.                                                     106
         9,440 Regions Financial Corp.                                                                 55
         4,000 SunTrust Banks, Inc.                                                                    93
           990 Zions Bancorp                                                                           18
                                                                                          ---------------
                                                                                                      621
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
         1,359 Vornado Realty Trust                                                                    78
                                                                                          ---------------
               REITS - INDUSTRIAL (0.0%)
         3,555 ProLogis                                                                                39
                                                                                          ---------------
               REITS - OFFICE (0.1%)
         1,050 Boston Properties, Inc.                                                                 64
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
         1,010 Apartment Investment & Management Co. "A"                                               12
           690 AvalonBay Communities, Inc.                                                             44
         2,365 Equity Residential Properties Trust                                                     65
                                                                                          ---------------
                                                                                                      121
                                                                                          ---------------
               REITS - RETAIL (0.1%)
         2,770 Kimco Realty Corp.                                                                      35
         2,018 Simon Property Group, Inc.                                                             128
                                                                                          ---------------
                                                                                                      163
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
         2,110 HCP, Inc.                                                                               60
           940 Health Care REIT, Inc.                                                                  40
         5,100 Host Hotels & Resorts, Inc.                                                             51
         1,400 Plum Creek Timber Co., Inc.                                                             43
           225 Public Storage                                                                          16
         1,230 Ventas, Inc.                                                                            48
                                                                                          ---------------
                                                                                                      258
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
           430 CME Group, Inc.                                                                        125


================================================================================
9   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           630 IntercontinentalExchange, Inc. *                                             $          59
         1,410 Moody's Corp.                                                                           38
         1,180 NASDAQ OMX Group, Inc. *                                                                26
         1,890 NYSE Euronext                                                                           54
                                                                                          ---------------
                                                                                                      302
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
         4,210 Hudson City Bancorp, Inc.                                                               55
         1,430 People's United Financial, Inc.                                                         23
                                                                                          ---------------
                                                                                                       78
                                                                                          ---------------
               Total Financials                                                                    10,094
                                                                                          ---------------

               HEALTH CARE (6.3%)
               ------------------
               BIOTECHNOLOGY (0.9%)
         7,560 Amgen, Inc. *                                                                          452
         2,480 Biogen Idec, Inc. *                                                                    124
         2,970 Celgene Corp. *                                                                        155
           450 Cephalon, Inc. *                                                                        26
         2,320 Genzyme Corp. *                                                                        129
         6,740 Gilead Sciences, Inc. *                                                                304
                                                                                          ---------------
                                                                                                    1,190
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
         2,800 AmerisourceBergen Corp.                                                                 60
         3,110 Cardinal Health, Inc.                                                                  107
         1,500 McKesson Corp.                                                                          85
           760 Patterson Companies, Inc. *                                                             21
                                                                                          ---------------
                                                                                                      273
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.9%)
         4,460 Baxter International, Inc.                                                             254
         1,650 Becton, Dickinson and Co.                                                              115
        10,970 Boston Scientific Corp. *                                                              129
           600 C.R. Bard, Inc.                                                                         48
         1,340 Hospira, Inc. *                                                                         52
           340 Intuitive Surgical, Inc. *                                                              76
         7,560 Medtronic, Inc.                                                                        290
         2,440 St. Jude Medical, Inc. *                                                                94
         1,770 Stryker Corp.                                                                           73
         1,070 Varian Medical Systems, Inc. *                                                          46
         1,720 Zimmer Holdings, Inc. *                                                                 81
                                                                                          ---------------
                                                                                                    1,258
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
         3,580 Tenet Healthcare Corp. *                                                                17
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
           900 DaVita, Inc. *                                                                          46
         1,770 Express Scripts, Inc. *                                                                128
           795 Laboratory Corp. of America Holdings *                                                  55
         3,620 Medco Health Solutions, Inc. *                                                         200
           850 Quest Diagnostics, Inc.                                                                 46
                                                                                          ---------------
                                                                                                      475
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
         1,270 DENTSPLY International, Inc.                                                            43
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
         1,560 IMS Health, Inc.                                                                        22
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
         1,469 Life Technologies Corp. *                                                               65
           470 Millipore Corp. *                                                                       31
           300 PerkinElmer, Inc.                                                                        6
         3,000 Thermo Fisher Scientific, Inc. *                                                       136


================================================================================
                                                Portfolio of Investments  |   10

                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           900 Waters Corp. *                                                               $          45
                                                                                          ---------------
                                                                                                      283
                                                                                          ---------------
               MANAGED HEALTH CARE (0.5%)
         2,470 Aetna, Inc.                                                                             70
         2,340 CIGNA Corp.                                                                             69
         1,260 Coventry Health Care, Inc. *                                                            28
         1,470 Humana, Inc. *                                                                          53
         7,970 UnitedHealth Group, Inc.                                                               223
         4,000 WellPoint, Inc. *                                                                      211
                                                                                          ---------------
                                                                                                      654
                                                                                          ---------------
               PHARMACEUTICALS (3.3%)
        12,020 Abbott Laboratories                                                                    544
         2,250 Allergan, Inc.                                                                         126
        13,700 Bristol-Myers Squibb Co.                                                               303
         4,100 Eli Lilly and Co.                                                                      137
         2,590 Forest Laboratories, Inc. *                                                             76
        20,200 Johnson & Johnson                                                                    1,221
           600 King Pharmaceuticals, Inc. *                                                             6
        15,370 Merck & Co., Inc.                                                                      499
         2,670 Mylan, Inc. *                                                                           39
        50,740 Pfizer, Inc.                                                                           847
        12,400 Schering-Plough Corp.                                                                  349
           930 Watson Pharmaceuticals, Inc. *                                                          33
        10,160 Wyeth                                                                                  486
                                                                                          ---------------
                                                                                                    4,666
                                                                                          ---------------
               Total Health Care                                                                    8,881
                                                                                          ---------------

               INDUSTRIALS (4.6%)
               ------------------
               AEROSPACE & DEFENSE (1.3%)
         5,880 Boeing Co.                                                                             292
         3,340 General Dynamics Corp.                                                                 198
         1,090 Goodrich Corp.                                                                          60
         6,200 Honeywell International, Inc.                                                          228
         1,220 ITT Corp.                                                                               61
           860 L-3 Communications Holdings, Inc.                                                       64
         2,320 Lockheed Martin Corp.                                                                  174
           970 Northrop Grumman Corp.                                                                  47
         1,010 Precision Castparts Corp.                                                               92
         2,985 Raytheon Co.                                                                           141
         1,340 Rockwell Collins, Inc.                                                                  62
         6,900 United Technologies Corp.                                                              409
                                                                                          ---------------
                                                                                                    1,828
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
         1,460 C.H. Robinson Worldwide, Inc.                                                           82
           810 Expeditors International of Washington, Inc.                                            27
         2,650 FedEx Corp.                                                                            182
         4,830 United Parcel Service, Inc. "B"                                                        258
                                                                                          ---------------
                                                                                                      549
                                                                                          ---------------
               AIRLINES (0.0%)
         6,360 Southwest Airlines Co.                                                                  52
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
         3,110 Masco Corp.                                                                             45
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
         1,780 R.R. Donnelley & Sons Co.                                                               32
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
         1,350 Fluor Corp.                                                                             71
         1,040 Jacobs Engineering Group, Inc. *                                                        46


================================================================================
11   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           810 Quanta Services, Inc. *                                                      $          18
                                                                                          ---------------
                                                                                                      135
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
         3,795 Caterpillar, Inc.                                                                      172
         1,780 Cummins, Inc.                                                                           81
         3,420 Deere & Co.                                                                            149
         1,120 Manitowoc Co., Inc.                                                                      7
         2,992 PACCAR, Inc.                                                                           108
                                                                                          ---------------
                                                                                                      517
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
         1,130 Cintas Corp.                                                                            31
         1,550 Iron Mountain, Inc. *                                                                   45
                                                                                          ---------------
                                                                                                       76
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
         1,220 Cooper Industries Ltd. "A"                                                              39
         5,060 Emerson Electric Co.                                                                   187
         1,210 Rockwell Automation, Inc.                                                               51
                                                                                          ---------------
                                                                                                      277
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
         2,786 Republic Services, Inc.                                                                 71
           380 Stericycle, Inc. *                                                                      19
         4,105 Waste Management, Inc.                                                                 123
                                                                                          ---------------
                                                                                                      213
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
         1,060 Monster Worldwide, Inc. *                                                               17
         1,330 Robert Half International, Inc.                                                         35
                                                                                          ---------------
                                                                                                       52
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.9%)
         5,050 3M Co.                                                                                 364
        65,370 General Electric Co.                                                                   908
         2,070 Textron, Inc.                                                                           32
                                                                                          ---------------
                                                                                                    1,304
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
         2,045 Danaher Corp.                                                                          124
         1,610 Dover Corp.                                                                             56
         1,210 Eaton Corp.                                                                             65
           490 Flowserve Corp.                                                                         42
         3,320 Illinois Tool Works, Inc.                                                              139
         1,100 Pall Corp.                                                                              33
         1,170 Parker-Hannifin Corp.                                                                   57
                                                                                          ---------------
                                                                                                      516
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.0%)
           660 Avery Dennison Corp.                                                                    21
         1,760 Pitney Bowes, Inc.                                                                      39
                                                                                          ---------------
                                                                                                       60
                                                                                          ---------------
               RAILROADS (0.5%)
         2,030 Burlington Northern Santa Fe Corp.                                                     169
         3,120 CSX Corp.                                                                              133
         2,670 Norfolk Southern Corp.                                                                 122
         3,850 Union Pacific Corp.                                                                    230
                                                                                          ---------------
                                                                                                      654
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.0%)
           720 Equifax, Inc.                                                                           20
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
           930 Fastenal Co.                                                                            34


================================================================================
                                                Portfolio of Investments  |   12

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           480 W.W. Grainger, Inc.                                                          $          42
                                                                                          ---------------
                                                                                                       76
                                                                                          ---------------
               TRUCKING (0.0%)
           470 Ryder System, Inc.                                                                      18
                                                                                          ---------------
               Total Industrials                                                                    6,424
                                                                                          ---------------

               INFORMATION TECHNOLOGY (8.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
         3,810 Adobe Systems, Inc. *                                                                  120
         1,060 Autodesk, Inc. *                                                                        25
         1,240 Citrix Systems, Inc. *                                                                  44
         1,800 Compuware Corp. *                                                                       13
         2,200 Intuit, Inc. *                                                                          61
           640 Salesforce.com, Inc. *                                                                  33
                                                                                          ---------------
                                                                                                      296
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.3%)
           780 Ciena Corp. *                                                                           11
        43,365 Cisco Systems, Inc. *                                                                  937
           980 Harris Corp.                                                                            34
         1,890 JDS Uniphase Corp. *                                                                    13
         3,980 Juniper Networks, Inc. *                                                                92
        15,930 Motorola, Inc.                                                                         114
        12,280 QUALCOMM, Inc.                                                                         570
         3,370 Tellabs, Inc. *                                                                         21
                                                                                          ---------------
                                                                                                    1,792
                                                                                          ---------------
               COMPUTER HARDWARE (2.4%)
         6,410 Apple, Inc. *                                                                        1,078
        13,940 Dell, Inc. *                                                                           221
        18,350 Hewlett-Packard Co.                                                                    824
         9,770 International Business Machines Corp.                                                1,153
         6,320 Sun Microsystems, Inc. *                                                                59
         1,545 Teradata Corp. *                                                                        41
                                                                                          ---------------
                                                                                                    3,376
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
        16,410 EMC Corp. *                                                                            261
           670 Lexmark International, Inc. "A" *                                                       13
         2,010 NetApp, Inc. *                                                                          46
         1,880 SanDisk Corp. *                                                                         33
         1,200 Western Digital Corp. *                                                                 41
                                                                                          ---------------
                                                                                                      394
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
           880 Affiliated Computer Services, Inc. "A" *                                                39
         3,810 Automatic Data Processing, Inc.                                                        146
         1,130 Computer Sciences Corp. *                                                               55
         1,180 Fidelity National Information Services, Inc.                                            29
           880 Fiserv, Inc. *                                                                          43
           470 MasterCard, Inc. "A"                                                                    95
         2,380 Paychex, Inc.                                                                           67
         1,690 Total System Services, Inc.                                                             26
         4,035 Western Union Co.                                                                       73
                                                                                          ---------------
                                                                                                      573
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.2%)
         1,270 Amphenol Corp. "A"                                                                      44
        11,310 Corning, Inc.                                                                          171
                                                                                          ---------------
                                                                                                      215
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
         2,510 Agilent Technologies, Inc. *                                                            64


================================================================================
13   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,020 FLIR Systems, Inc. *                                                         $          24
                                                                                          ---------------
                                                                                                       88
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
         1,810 Jabil Circuit, Inc.                                                                     20
         1,210 Molex, Inc.                                                                             22
                                                                                          ---------------
                                                                                                       42
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
         1,630 Electronic Arts, Inc. *                                                                 30
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.8%)
         1,440 Akamai Technologies, Inc. *                                                             26
         6,790 eBay, Inc. *                                                                           150
         1,680 Google, Inc. "A" *                                                                     776
         1,380 VeriSign, Inc. *                                                                        29
        10,150 Yahoo!, Inc. *                                                                         148
                                                                                          ---------------
                                                                                                    1,129
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
         2,120 Cognizant Technology Solutions Corp. "A" *                                              74
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
         6,580 Xerox Corp.                                                                             57
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
         8,140 Applied Materials, Inc.                                                                107
           990 KLA-Tencor Corp.                                                                        31
         1,780 MEMC Electronic Materials, Inc. *                                                       28
           830 Novellus Systems, Inc. *                                                                16
         1,450 Teradyne, Inc. *                                                                        12
                                                                                          ---------------
                                                                                                      194
                                                                                          ---------------
               SEMICONDUCTORS (1.1%)
         5,210 Advanced Micro Devices, Inc. *                                                          23
         2,150 Altera Corp.                                                                            41
         2,500 Analog Devices, Inc.                                                                    71
         3,180 Broadcom Corp. "A" *                                                                    91
        40,210 Intel Corp.                                                                            817
         1,440 Linear Technology Corp.                                                                 38
         5,530 LSI Corp. *                                                                             29
         1,370 Microchip Technology, Inc.                                                              36
         6,550 Micron Technology, Inc. *                                                               48
         1,660 National Semiconductor Corp.                                                            25
         3,610 NVIDIA Corp. *                                                                          52
         8,770 Texas Instruments, Inc.                                                                216
         1,990 Xilinx, Inc.                                                                            44
                                                                                          ---------------
                                                                                                    1,531
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.6%)
         1,755 BMC Software, Inc. *                                                                    62
         2,830 CA, Inc.                                                                                63
         1,110 McAfee, Inc. *                                                                          44
        53,135 Microsoft Corp.                                                                      1,310
         2,910 Novell, Inc. *                                                                          13
        28,117 Oracle Corp.                                                                           615
         5,960 Symantec Corp. *                                                                        90
                                                                                          ---------------
                                                                                                    2,197
                                                                                          ---------------
               Total Information Technology                                                        11,988
                                                                                          ---------------

               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.1%)
         8,370 Alcoa, Inc.                                                                            101
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   14

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS (0.0%)
           880 Vulcan Materials Co.                                                         $          44
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
         8,320 Dow Chemical Co.                                                                       177
         6,700 E.I. du Pont de Nemours & Co.                                                          214
           630 Eastman Chemical Co.                                                                    33
         1,260 PPG Industries, Inc.                                                                    70
                                                                                          ---------------
                                                                                                      494
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
         3,051 Freeport-McMoRan Copper & Gold, Inc.                                                   192
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
           410 CF Industries Holdings, Inc.                                                            34
         3,760 Monsanto Co.                                                                           315
                                                                                          ---------------
                                                                                                      349
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
         1,815 Weyerhaeuser Co.                                                                        68
                                                                                          ---------------
               GOLD (0.1%)
         3,220 Newmont Mining Corp.                                                                   129
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
         1,525 Air Products & Chemicals, Inc.                                                         115
         2,250 Praxair, Inc.                                                                          172
                                                                                          ---------------
                                                                                                      287
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
           900 Ball Corp.                                                                              44
         1,440 Owens-Illinois, Inc. *                                                                  49
         1,130 Pactiv Corp. *                                                                          28
                                                                                          ---------------
                                                                                                      121
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
           880 Bemis Co., Inc.                                                                         23
         1,350 Sealed Air Corp.                                                                        26
                                                                                          ---------------
                                                                                                       49
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
         3,700 International Paper Co.                                                                 85
         1,460 MeadWestvaco Corp.                                                                      32
                                                                                          ---------------
                                                                                                      117
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
         1,530 Ecolab, Inc.                                                                            65
           890 International Flavors & Fragrances, Inc.                                                31
         1,140 Sigma-Aldrich Corp.                                                                     58
                                                                                          ---------------
                                                                                                      154
                                                                                          ---------------
               STEEL (0.1%)
           960 AK Steel Holding Corp.                                                                  19
         2,530 Nucor Corp.                                                                            113
         1,230 United States Steel Corp.                                                               54
                                                                                          ---------------
                                                                                                      186
                                                                                          ---------------
               Total Materials                                                                      2,291
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
        43,580 AT&T, Inc.                                                                           1,135
         1,581 CenturyTel, Inc.                                                                        51
         2,280 Frontier Communications Corp.                                                           16
        10,620 Qwest Communications International, Inc.                                                38
        20,995 Verizon Communications, Inc.                                                           652


================================================================================
15   |  USAA Growth and Tax Strategy Fund

================================================================================


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         3,606 Windstream Corp.                                                             $          31
                                                                                          ---------------
                                                                                                    1,923
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         2,120 American Tower Corp. "A" *                                                              67
        24,510 Sprint Nextel Corp. *                                                                   90
                                                                                          ---------------
                                                                                                      157
                                                                                          ---------------
               Total Telecommunication Services                                                     2,080
                                                                                          ---------------

               UTILITIES (1.7%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
           900 Allegheny Energy, Inc.                                                                  24
         2,380 American Electric Power Co., Inc.                                                       75
         7,224 Duke Energy Corp.                                                                      112
         2,810 Edison International                                                                    94
         1,640 Entergy Corp.                                                                          130
         4,405 Exelon Corp.                                                                           220
         2,615 FirstEnergy Corp.                                                                      118
         3,490 FPL Group, Inc.                                                                        196
         1,480 Northeast Utilities                                                                     35
         1,890 Pepco Holdings, Inc.                                                                    27
           850 Pinnacle West Capital Corp.                                                             28
         3,040 PPL Corp.                                                                               89
         1,360 Progress Energy, Inc.                                                                   54
         5,510 Southern Co.                                                                           172
                                                                                          ---------------
                                                                                                    1,374
                                                                                          ---------------
               GAS UTILITIES (0.0%)
         1,130 EQT Corp.                                                                               45
           630 Questar Corp.                                                                           21
                                                                                          ---------------
                                                                                                       66
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
         5,750 AES Corp. *                                                                             79
         1,710 Constellation Energy Group, Inc.                                                        54
         4,340 Dynegy, Inc. "A" *                                                                       8
                                                                                          ---------------
                                                                                                      141
                                                                                          ---------------
               MULTI-UTILITIES (0.6%)
         1,840 Ameren Corp.                                                                            50
         2,760 CenterPoint Energy, Inc.                                                                34
         1,480 Consolidated Edison, Inc.                                                               59
         5,070 Dominion Resources, Inc.                                                               168
           920 DTE Energy Co.                                                                          32
           341 Integrys Energy Group, Inc.                                                             12
         2,360 NiSource, Inc.                                                                          31
         2,630 PG&E Corp.                                                                             107
         4,350 Public Service Enterprise Group, Inc.                                                  138
           880 SCANA Corp.                                                                             30
         2,080 Sempra Energy                                                                          104
         1,830 TECO Energy, Inc.                                                                       24
           870 Wisconsin Energy Corp.                                                                  40
         1,980 Xcel Energy, Inc.                                                                       39
                                                                                          ---------------
                                                                                                      868
                                                                                          ---------------
               Total Utilities                                                                      2,449
                                                                                          ---------------
               Total Blue Chip Stocks (cost: $53,942)                                              65,206
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $135,114)                                       $         140,067
                                                                                          ===============


================================================================================
                                                Portfolio of Investments  |   16

================================================================================



($ IN 000S)                        VALUATION HIERARCHY

                                            (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                          QUOTED PRICES      OTHER SIGNIFICANT   SIGNIFICANT
                                        IN ACTIVE MARKETS       OBSERVABLE       UNOBSERVABLE
                                          FOR IDENTICAL          INPUTS             INPUTS
                                             ASSETS                                                     TOTAL
---------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT BONDS                      $           --    $        74,243     $           --   $        74,243
  TAX-EXEMPT MONEY MARKET
  INSTRUMENTS:
     VARIABLE-RATE DEMAND NOTES                     --                500                 --               500
     MONEY MARKET FUNDS                            118                 --                 --               118
  BLUE CHIP STOCKS                              65,206                 --                 --            65,206
----------------------------------------------------------------------------------------------------------------
                  Total                 $       65,324    $        74,743     $           --   $       140,067
----------------------------------------------------------------------------------------------------------------


================================================================================
17   |  USAA Growth and Tax Strategy Fund

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the


================================================================================
                                       Notes to Portfolio of Investments  |   18

================================================================================


basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective August 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for


================================================================================
19   |  USAA Growth and Tax Strategy Fund

================================================================================


quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $13,591,000 and $8,638,000, respectively, resulting in net unrealized appreciation of $4,953,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $140,143,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
ISD            Independent School District
MTA            Metropolitan Transportation Authority


================================================================================
                                       Notes to Portfolio of Investments  |   20

================================================================================


PRE            Prerefunded to a date prior to maturity
REIT           Real estate investment trust
USD            Unified School District


SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities
    Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At August 31, 2009, portions of these securities were segregated to cover when-issued purchases.
(d) At August 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $990,000.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(f) Northern Trust Corp. is the parent of Northern Trust Investments, N.A., which is the subadviser of the Fund.
*   Non-income-producing security.


================================================================================
21   |  USAA Growth and Tax Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.